Corporate Information	6 Months Ended
Jun. 30, 2024
Corporate Information [Abstract]
Corporate Information
1.
CORPORATE INFORMATION

Oculis Holding AG (“the Company” or “Oculis”) is a stock corporation (“Aktiengesellschaft”) with its registered office at Bahnhofstrasse 7, CH-6300, Zug, Switzerland. It was incorporated under the laws of Switzerland on October 31, 2022.

As of June 30, 2024, the Company controlled five wholly-owned subsidiaries: Oculis Operations GmbH (“Oculis Operations”) with its registered office in Lausanne, Switzerland, which was incorporated in Zug, Switzerland on December 27, 2022, Oculis ehf. (“Oculis Iceland”), which was incorporated in Reykjavik, Iceland on October 28, 2003, Oculis France Sàrl (“Oculis France”) which was incorporated in Paris, France on March 27, 2020, Oculis US, Inc. (“Oculis US”) with its registered office in Newton MA, USA, which was incorporated in Delaware, USA, on May 26, 2020 and Oculis HK, Limited (“Oculis HK”) which was incorporated in Hong Kong, China on June 1, 2021. The Company and its wholly-owned subsidiaries form the Oculis Group (the “Group”). Prior to the Business Combination (as defined in Note 4), Oculis SA (“Legacy Oculis”), which was incorporated in Lausanne, Switzerland on December 11, 2017, and its wholly-owned subsidiaries Oculis Iceland, Oculis France, Oculis US and Oculis HK, formed the Oculis group. On July 6, 2023, Legacy Oculis merged with and into Oculis Operations, and the separate corporate existence of Legacy Oculis ceased. Oculis Operations is the surviving company and remains a wholly-owned subsidiary of Oculis.

On April 18, 2024, the Company completed the dissolution of Oculis Merger Sub II Company (“Merger Sub 2”) which had been incorporated in the Cayman Islands on January 3, 2023 and which was a wholly-owned subsidiary of Oculis. Merger Sub 2 had been created for purposes of consummating the Business Combination described in Note 4 below and did not contain any business operations of the Company.

The purpose of the Company is the research, study, development, manufacture, promotion, sale and marketing of biopharmaceutical products and substances as well as the purchase, holding, sale and exploitation of intellectual property rights, such as patents and licenses, in the field of ophthalmology. As a global biopharmaceutical company, Oculis is developing treatments to save sight and improve eye care with breakthrough innovations. The Company’s differentiated pipeline includes candidates for topical retinal treatments, topical biologics and disease modifying treatments.